Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.48%
Biotechnology–18.31%
AbbVie, Inc.	52,529	$7,049,917
Alnylam Pharmaceuticals, Inc.(b)	8,255	1,652,321
Amgen, Inc.	9,343	2,105,912
Argenx SE, ADR (Netherlands)(b)	4,725	1,668,161
BioCryst Pharmaceuticals, Inc.(b)(c)	28,844	363,434
Biogen, Inc.(b)	1,551	414,117
Cytokinetics, Inc.(b)	5,172	250,583
Genmab A/S, ADR (Denmark)(b)	26,763	859,895
Gilead Sciences, Inc.	15,797	974,517
Halozyme Therapeutics, Inc.(b)	26,022	1,028,910
Horizon Therapeutics PLC(b)	15,830	979,719
Incyte Corp.(b)	23,667	1,577,169
Karuna Therapeutics, Inc.(b)	1,971	443,337
Legend Biotech Corp., ADR(b)(c)	10,588	431,991
Myovant Sciences Ltd.(b)	20,648	370,838
Natera, Inc.(b)	6,446	282,464
Neurocrine Biosciences, Inc.(b)	11,352	1,205,696
Regeneron Pharmaceuticals, Inc.(b)	5,792	3,989,935
Seagen, Inc.(b)	6,560	897,605
United Therapeutics Corp.(b)	4,734	991,205
Vertex Pharmaceuticals, Inc.(b)	17,291	5,006,436
		32,544,162
Health Care Distributors–3.54%
AmerisourceBergen Corp.	24,525	3,318,968
Henry Schein, Inc.(b)	8,026	527,870
McKesson Corp.	7,222	2,454,541
		6,301,379
Health Care Equipment–11.27%
AtriCure, Inc.(b)	10,621	415,281
Axonics, Inc.(b)	13,540	953,758
Becton, Dickinson and Co.	7,323	1,631,784
Boston Scientific Corp.(b)	41,288	1,599,084
DexCom, Inc.(b)	19,159	1,543,066
Edwards Lifesciences Corp.(b)	14,872	1,228,873
Globus Medical, Inc., Class A(b)(c)	15,725	936,738
IDEXX Laboratories, Inc.(b)	1,245	405,621
Inari Medical, Inc.(b)(c)	10,541	765,698
Inspire Medical Systems, Inc.(b)	6,548	1,161,419
Insulet Corp.(b)	6,111	1,401,864
Intuitive Surgical, Inc.(b)	12,672	2,375,240
iRhythm Technologies, Inc.(b)	5,676	711,089
ResMed, Inc.	3,818	833,469
Shockwave Medical, Inc.(b)	7,493	2,083,579
Stryker Corp.	9,830	1,990,968
		20,037,531
Health Care Facilities–2.22%
Acadia Healthcare Co., Inc.(b)(c)	15,380	1,202,408
HCA Healthcare, Inc.	4,504	827,790
Surgery Partners, Inc.(b)	32,742	766,163
Tenet Healthcare Corp.(b)	22,231	1,146,675
		3,943,036
Shares		Value
Health Care Services–3.49%
AMN Healthcare Services, Inc.(b)	8,099	$858,170
CVS Health Corp.	41,358	3,944,313
Option Care Health, Inc.(b)	27,420	862,907
Privia Health Group, Inc.(b)(c)	15,666	533,584
		6,198,974
Health Care Supplies–0.92%
Alcon, Inc. (Switzerland)	14,817	862,053
Align Technology, Inc.(b)	2,321	480,702
Lantheus Holdings, Inc.(b)	4,120	289,760
		1,632,515
Health Care Technology–0.64%
Doximity, Inc., Class A(b)(c)	12,654	382,404
Evolent Health, Inc., Class A(b)(c)	21,018	755,177
		1,137,581
Life Sciences Tools & Services–13.72%
Bio-Techne Corp.	3,038	862,792
Danaher Corp.	28,904	7,465,614
IQVIA Holdings, Inc.(b)	8,870	1,606,712
Lonza Group AG (Switzerland)	657	319,505
Maravai LifeSciences Holdings, Inc., Class A(b)	20,915	533,960
Medpace Holdings, Inc.(b)(c)	3,439	540,507
Mettler-Toledo International, Inc.(b)	972	1,053,765
Repligen Corp.(b)(c)	13,521	2,529,914
Thermo Fisher Scientific, Inc.	17,504	8,877,854
West Pharmaceutical Services, Inc.	2,403	591,330
		24,381,953
Managed Health Care–19.63%
Elevance Health, Inc.	19,697	8,947,165
HealthEquity, Inc.(b)(c)	14,605	981,018
Humana, Inc.	10,596	5,141,073
Molina Healthcare, Inc.(b)	7,238	2,387,382
UnitedHealth Group, Inc.	34,511	17,429,436
		34,886,074
Pharmaceuticals–21.74%
AstraZeneca PLC (United Kingdom)	5,541	609,344
AstraZeneca PLC, ADR (United Kingdom)	94,655	5,190,880
Catalent, Inc.(b)	15,432	1,116,659
Eli Lilly and Co.	36,262	11,725,318
Harmony Biosciences Holdings, Inc.(b)	3,095	137,078
Intra-Cellular Therapies, Inc.(b)	11,578	538,724
Merck & Co., Inc.	65,698	5,657,912
Novo Nordisk A/S, Class B (Denmark)	50,785	5,061,944
Pacira BioSciences, Inc.(b)	5,744	305,523
Pfizer, Inc.	92,474	4,046,662
Roche Holding AG	3,178	1,036,216
Royalty Pharma PLC, Class A	44,266	1,778,608
Zoetis, Inc.	9,657	1,432,037
		38,636,905
Total Common Stocks & Other Equity Interests (Cost $137,418,796)		169,700,110

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–4.22%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	2,582,542	$2,582,542
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	1,960,223	1,960,615
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	2,951,477	2,951,477
Total Money Market Funds (Cost $7,493,852)		7,494,634
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $144,912,648)		177,194,744
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.98%
Invesco Private Government Fund, 3.01%(d)(e)(f)	2,476,776	2,476,776
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.11%(d)(e)(f)	6,370,480	$6,370,480
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,847,726)		8,847,256
TOTAL INVESTMENTS IN SECURITIES–104.68% (Cost $153,760,374)		186,042,000
OTHER ASSETS LESS LIABILITIES—(4.68)%		(8,313,908)
NET ASSETS–100.00%		$177,728,092
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,179,487	$12,646,387	$(11,243,332)	$-	$-	$2,582,542	$11,356
Invesco Liquid Assets Portfolio, Institutional Class	958,442	9,033,133	(8,030,952)	561	(569)	1,960,615	12,516
Invesco Treasury Portfolio, Institutional Class	1,347,986	14,453,014	(12,849,523)	-	-	2,951,477	17,462
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,022,223	29,819,037	(32,364,484)	-	-	2,476,776	25,493*
Invesco Private Prime Fund	11,718,519	60,280,654	(65,627,742)	(469)	(482)	6,370,480	70,407*
Total	$20,226,657	$126,232,225	$(130,116,033)	$92	$(1,051)	$16,341,890	$137,234

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$162,673,101	$7,027,009	$—	$169,700,110
Money Market Funds	7,494,634	8,847,256	—	16,341,890
Total Investments	$170,167,735	$15,874,265	$—	$186,042,000
Invesco V.I. Health Care Fund